Netting Arrangements for Certain Financial Instruments	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Netting Arrangements for Certain Financial Instruments
NOTE 20	Netting Arrangements for Certain Financial Instruments

The majority of the Company’s derivative portfolio consists of bilateral over-the-counter trades. However, due to legislative changes effective during 2013, certain interest rate swaps and credit contracts need to be centrally cleared through clearinghouses. In addition, a portion of the Company’s derivative positions are exchange-traded. These are predominately U.S. Treasury futures or options on U.S. Treasury futures. Of the Company’s $109.6 billion of total notional amount of derivative positions at December 31, 2013, $8.3 billion related to those centrally cleared through clearinghouses and $3.6 billion related to those that were exchange-traded. Irrespective of how derivatives are traded, the Company’s derivative contracts include offsetting rights (referred to as netting arrangements), and depending on expected volume, credit risk, and counterparty preference, collateral maintenance may be required. For all derivatives, fair value is determined daily and, depending on the collateral maintenance requirements, the Company and a counterparty may receive or deliver collateral, based upon the net fair value of all derivative positions between the Company and the counterparty. Collateral is typically cash, but securities may be allowed under collateral arrangements with certain counterparties. Receivables and payables related to cash collateral are included in other assets and other liabilities on the Consolidated Balance Sheet, along with the related derivative asset and liability fair values. Any securities pledged to counterparties as collateral remain on the Consolidated Balance Sheet. Securities received from counterparties as collateral are not recognized on the Consolidated Balance Sheet, unless the counterparty defaults. Securities used as collateral can be sold, re-pledged or otherwise used by the party in possession. No restrictions exist on the use of cash collateral by either party. Refer to Note 19 for further discussion of the Company’s derivatives, including collateral arrangements.

As part of the Company’s treasury and broker-dealer operations, the Company executes transactions that are treated as securities sold under agreements to repurchase or securities purchased under agreements to resell, both of which are accounted for as collateralized financings. Securities sold under agreements to repurchase include repurchase agreements and securities loaned transactions. Securities purchased under agreements to resell include reverse repurchase agreements and securities borrowed transactions. For securities sold under agreements to repurchase, the Company records a liability for the cash received, which is included in short-term borrowings on the Consolidated Balance Sheet. For securities purchased under agreements to resell, the Company records a receivable for the cash paid, which is included in other assets on the Consolidated Balance Sheet.

Securities transferred to counterparties under repurchase agreements and securities loaned transactions continue to be recognized on the Consolidated Balance Sheet, are measured at fair value, and are included in investment securities or other assets. Securities received from counterparties under reverse repurchase agreements and securities borrowed transactions are not recognized on the Consolidated Balance Sheet unless the counterparty defaults. Under all transactions, the fair values of the securities are determined daily, and additional cash is obtained or refunded to counterparties where appropriate. The securities transferred under repurchase and reverse repurchase transactions typically are U.S. Treasury securities or agency mortgage-backed securities. The securities loaned or borrowed are typically high-grade corporate bonds traded by the Company’s broker-dealer. The securities transferred can be sold, repledged or otherwise used by the party in possession. No restrictions exist on the use of cash collateral by either party.

The Company executes its derivative, repurchase/reverse repurchase and securities loaned/borrowed transactions under the respective industry standard agreements. These agreements include master netting arrangements that allow for multiple contracts executed with the same counterparty to be viewed as a single arrangement. This allows for net settlement of a single amount on a daily basis. In the event of default, the master netting arrangement provides for close-out netting, which allows all positions with the defaulting counterparty to be terminated and net settled with a single payment amount.

The Company has elected to offset the assets and liabilities under netting arrangements for the balance sheet presentation of the majority of its derivative counterparties, excluding centrally cleared derivative contracts due to current uncertainty about the legal enforceability of netting arrangements with the clearinghouses. The netting occurs at the counterparty level, and includes all assets and liabilities related to the derivative contracts, including those associated with cash collateral received or delivered. The Company has not elected to offset the assets and liabilities under netting arrangements for the balance sheet presentation of repurchase/reverse repurchase and securities loaned/borrowed transactions.

The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

	Gross	Gross Amounts Offset on the	Net Amounts Presented on the	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)	Recognized Assets	Consolidated Balance Sheet (a)	Consolidated Balance Sheet	Financial Instruments (b)	Collateral Received (c)	Net Amount
December 31, 2013
Derivative assets (d)	$1,349	$(599)	$750	$(21)	$–	$729
Reverse repurchase agreements	87	–	87	(59)	(28)	–
Securities borrowed	723	–	723	–	(698)	25
Total	$2,159	$(599)	$1,560	$(80)	$(726)	$754
December 31, 2012
Derivative assets (d)	$1,546	$(418)	$1,128	$(148)	$–	$980
Reverse repurchase agreements	363	–	363	(44)	(319)	–
Securities borrowed	368	–	368	–	(356)	12
Total	$2,277	$(418)	$1,859	$(192)	$(675)	$992

(a)	Includes $124 million and $79 million of cash collateral related payables that were netted against derivative assets at December 31, 2013 and 2012, respectively.
(b)	For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)	Excludes $55 million and $260 million of derivative assets centrally cleared or otherwise not subject to netting arrangements at December 31, 2013 and 2012, respectively.

	Gross	Gross Amounts Offset on the	Net Amounts Presented on the	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)	Recognized Liabilities	Consolidated Balance Sheet (a)	Consolidated Balance Sheet	Financial Instruments (b)	Collateral Pledged (c)	Net Amount
December 31, 2013
Derivative liabilities (d)	$1,598	$(1,192)	$406	$(21)	$–	$385
Repurchase agreements	2,059	–	2,059	(59)	(2,000)	–
Securities loaned	–	–	–	–	–	–
Total	$3,657	$(1,192)	$2,465	$(80)	$(2,000)	$385
December 31, 2012
Derivative liabilities (d)	$2,178	$(1,549)	$629	$(148)	$–	$481
Repurchase agreements	3,389	–	3,389	(44)	(3,345)	–
Securities loaned	–	–	–	–	–	–
Total	$5,567	$(1,549)	$4,018	$(192)	$(3,345)	$481

(a)	Includes $717 million and $1.2 billion of cash collateral related receivables that were netted against derivative liabilities at December 31, 2013 and 2012, respectively.
(b)	For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)	Excludes $119 million and $5 million of derivative liabilities centrally cleared or otherwise not subject to netting arrangements at December 31, 2013 and 2012, respectively.